Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 01, 2018
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS II INC
Central Index Key	dei_EntityCentralIndexKey	0000049905
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2018
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2018
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
THE HARTFORD MUNICIPAL REAL RETURN FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNAX
THE HARTFORD MUNICIPAL REAL RETURN FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNCX
THE HARTFORD MUNICIPAL REAL RETURN FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNYX
THE HARTFORD MUNICIPAL REAL RETURN FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNIX
THE HARTFORD MUNICIPAL REAL RETURN FUND | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNFX
THE HARTFORD MUNICIPAL REAL RETURN FUND | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNLX